Adjusting Items Included in Taxation - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Revenue [Abstract]
Change to the deferred tax liabilities due to the effect of change in tax rate	£ 69
Charge on with holding taxes	77
Interest on with	22
Tax on adjusting items	£ 71	£ 48	£ 454